SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE FOR OPERATING LEASES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Leases
2025 (six months)	$ 1,335,835
2026	2,109,812
2027	1,610,386
2028	755,752
2029	638,909
Thereafter	1,932,782
Total minimum lease payments	8,383,476
Less: imputed interest	(777,470)
Future minimum lease payments	$ 7,606,006	$ 6,983,602